Debt - Long-term debt, net of unamortized debt issuance costs and current portion (Details) - USD ($)	Sep. 30, 2021	Feb. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt
Unamortized debt issuance costs	$ 229,725
TOI Parent Inc.
Debt
Total long-term debt			$ 7,218,750
Unamortized debt issuance costs	229,725		282,512	$ 0
Current portion	4,895,275	$ 149,398	375,000
Long-term debt, net of unamortized debt issuance costs and current portion			6,561,238
TOI Parent Inc. | Variable Rate Revolving Credit Facility Term Loan, interest at LIBOR plus applicable margin, due February 26, 2025
Debt
Total long-term debt	5,125,000		7,218,750
Unamortized debt issuance costs	$ 229,725		$ 282,512